Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net loss	$ (4,320,835)	$ (10,044,784)	$ (13,798,339)	$ (12,550,973)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation	4,964	21,538	24,562	34,161
Non-cash lease expense	82,500	86,326	112,714	116,290
Share-based compensation	229,076	220,656	333,389	361,559
Issuance of common stock to vendors for services	73,000	150,002	212,003	27,500
Issuance of common stock to Silk Roads for purchase option	50,000
Loss on extinguishment of debt	393,791			(421,584)
Change in fair value of convertible debt	(387,537)
Amortization of deferred issuance costs associated with convertible debt	12,518	31,068	41,538	41,926
Change in operating assets and liabilities:
Licensing, contracts and grants receivable	49,079	8,147	23,759	64,885
Prepaid expenses and other current assets	(310,229)	(113,452)	8,694	(57,430)
Research and development incentives receivable	92,092	67,912	73,374	205,237
Operating lease liability	(80,458)	(85,415)	(111,122)	(116,290)
Deferred revenue		200,000
Accounts payable and accrued expenses	(2,382,708)	679,268	396,651	1,127,259
Accrued compensation	(281,149)	(243,146)	33,756	(572,160)
Net cash used in operating activities	(6,775,896)	(9,021,880)	(12,649,021)	(11,739,620)
Investing activities:
Purchases of office furniture and equipment		(13,073)	(13,073)	(11,789)
Net cash used in investing activities		(13,073)	(13,073)	(11,789)
Financing activities:
Proceeds from issuance of common stock pursuant to B. Riley At Market Issuance Sales Agreement	3,091,462		79,354	19,705,647
Stock issuance costs associated			(2,533)	(621,899)
Proceeds from issuance of common stock and pre-funded warrants pursuant to public offering	8,495,817
Convertible debt repayments	(7,000,000)
Net cash provided by financing activities	3,709,688		76,821	19,058,001
Proceeds from the exercise of warrants				79
Proceeds from the exercises of stock options				25,835
Costs associated with issuance of convertible debt				(45,512)
Principal repayment - financing lease				(6,149)
Effect of exchange rate on cash and cash equivalents	5,127	(143,302)	(99,009)	60,642
Net decrease in cash and cash equivalents	(3,061,081)	(9,178,255)	(12,684,282)	7,367,234
Cash and cash equivalents at beginning of period	13,359,615	26,043,897	26,043,897	18,676,663
Cash and cash equivalents at end of period	10,298,534	16,865,642	13,359,615	26,043,897
Supplemental information:
Cash paid for state income taxes	13,006	13,243	16,043	7,727
Cash paid for interest	488,011	643,921	857,411	668,715
Cash paid for lease liabilities:
Operating lease	99,975	99,975	133,300	133,300
Financing lease				6,408
Non-cash investing and financing activities:
Right-of-use assets and lease liabilities recorded		$ 347,546	347,546
Deferred issuance cost reclassified to additional paid-in capital	2,339		60	$ 33,257
Redemption liability for Series D preferred stock	43
Stock issuance costs included in accounts payable	46,180
Declaration of Series D preferred stock			$ 43
At Market Issuance Sales Agreement
Financing activities:
Stock issuance costs associated	(93,009)
Public Offering
Financing activities:
Stock issuance costs associated	(787,881)
Pre-funded warrants
Financing activities:
Proceeds from the exercise of pre-funded warrants	$ 3,299